ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)		11 Months Ended	12 Months Ended
	Jun. 19, 2020	Dec. 31, 2020	Dec. 31, 2021	Jan. 27, 2022
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			8,233,334
Price of single warrant			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 12,350,000
Cash held outside the Trust Account		843,643	$ 53,147
Investment of cash in Trust Account	$ 517,500,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			2 days
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Operating bank accounts		843,643	$ 53,147
Securities held in Trust Account		$ 517,500,000	517,500,000
Working capital deficit			12,886,895
Cash Consideration Payable Pursuant To Business Combination				$ 462,500,000
Consideration Payable Towards Backstop Arrangement				200,000,000
Cash Consideration Access To Debt Financing To Business Combination				$ 450,000,000
Tangible Asset Impairment Charges			$ 5,000,001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	51,750,000		51,750,000
Unit price	$ 10.00		$ 10.00
Proceeds from issuance of units	$ 517,500,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	6,750,000		6,750,000
Unit price	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,233,334
Price of single warrant	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 12,350,000		$ 12,350,000